Finance income (expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule For Finance Income And Expense [Line Items]
Interest income	$ 78	$ 43	$ 886
Remeasurement of royalty obligation	(262)	953	316
Accretion of acquisition payable	(96)
Change in fair value of contingent consideration	(178)	(6)
Bank charges and other interest	(29)	(21)	(24)
Finance expense from lease obligation	(38)
Total Finance costs (income)	$ (525)	765	1,115
MIOP loan
Schedule For Finance Income And Expense [Line Items]
Accretion of acquisition payable		(155)	(41)
Finance expense from lease obligation		$ (49)	$ (22)